Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 6,685
Carrying Amount	0
Collateral Held	6,876
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	1,501
Carrying Amount	0
Collateral Held	1,508
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 10,813
Weighted-average term of standby letter of credit arrangements	19 months
Carrying Amount	$ 19
Collateral Held	0
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	7
Carrying Amount	0
Collateral Held	0
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	8,261
Carrying Amount	102
Collateral Held	0
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	134,611
Carrying Amount	118
Collateral Held	818
Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Value of airline tickets purchased to deliver at future date through card transactions	9,900
Representation and Warranty [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	17	$ 18
Unresolved representation and warranty claims from GSEs	39	$ 19
Unresolved Merchant Charge-backs [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	18
Collateral Held	196
Syndication of Tax Advantaged Investments [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	85
Escrow Deposits Letters of Credit Indemnities [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	572
Merchant Escrow Deposits [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	100
Wholly Owned Unconsolidated Trust [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 681
Percentage of common equity in wholly owned USB Capital IX	100.00%
Total assets of trust consisting primarily of Series A Preferred Stock	$ 682
Subsidiaries Financial Performance [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 1,400